Leases - Schedule of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Right-of-use assets, Beginning of the period	$ 3,767	$ 4,535
Right-of-use assets, Additions	9,205
Right-of-use assets, Depreciation charge	(1,575)	(1,033)
Right-of-use assets, Currency translation effects	(105)	265
Right-of-use assets, End of the period	$ 11,292	$ 3,767